Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Communication Services Portfolio
May 31, 2026
BAM-NPRT1-0726
1.802182.122
Common Stocks - 96.3%
	Shares	Value ($)
CANADA - 0.4%
Industrials - 0.4%
Aerospace & Defense - 0.4%
MDA Space Ltd (a)	244,900	10,921,156
MDA Space Ltd (United States) (a)	39,500	1,766,835

TOTAL CANADA		12,687,991
JAPAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Kioxia Holdings Corp (a)	63,500	26,254,827
KOREA (SOUTH) - 1.3%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Webtoon Entertainment Inc (a)	460,400	5,658,316
Information Technology - 1.1%
Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co Ltd	148,660	31,232,541
TOTAL KOREA (SOUTH)		36,890,857
TAIWAN - 1.7%
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	118,200	49,460,790
UNITED STATES - 92.0%
Communication Services - 84.2%
Diversified Telecommunication Services - 7.5%
AST SpaceMobile Inc Class A (a)(b)	349,400	39,625,454
AT&T Inc	2,046,900	50,763,120
Comcast Corp Class A	1,571,000	39,070,770
Lumen Technologies Inc (a)	961,000	10,561,390
Verizon Communications Inc	1,512,800	72,326,968
		212,347,702
Entertainment - 20.7%
IMAX Corp (a)(b)	259,000	10,277,120
Liberty Media Corp-Liberty Formula One Class C (a)	465,100	42,226,429
Lionsgate Studios Corp (a)	3,477,023	49,895,280
Live Nation Entertainment Inc (a)(b)	380,500	64,080,005
Netflix Inc (a)	762,100	65,555,842
ROBLOX Corp Class A (a)	1,745,700	82,309,755
Roku Inc Class A (a)	457,702	59,583,646
Spotify Technology SA (a)	33,900	16,871,352
Take-Two Interactive Software Inc (a)	432,400	96,926,784
TKO Group Holdings Inc Class A	172,400	35,373,032
Walt Disney Co/The	646,200	65,802,546
		588,901,791
Interactive Media & Services - 48.2%
Alphabet Inc Class A	1,841,700	700,472,179
Meta Platforms Inc Class A	1,058,977	669,813,542
		1,370,285,721
Media - 7.8%
Charter Communications Inc Class A (a)(b)	74,900	10,789,345
EchoStar Corp Class A (a)(b)	426,400	55,086,616
Fox Corp Class A	529,100	33,820,072
Fox Corp Class B	463,300	26,588,787
Magnite Inc (a)	1,472,463	21,100,395
New York Times Co/The Class A	415,100	31,219,671
Omnicom Group Inc (b)	265,500	19,304,505
Paramount Skydance Corp Class B (b)	589,800	6,257,778
Trade Desk Inc (The) Class A (a)	791,000	17,053,960
		221,221,129
TOTAL COMMUNICATION SERVICES		2,392,756,343
Consumer Discretionary - 3.7%
Broadline Retail - 3.0%
Amazon.com Inc (a)	313,200	84,764,448
Specialty Retail - 0.7%
Warby Parker Inc Class A (a)(b)	782,407	19,184,620
TOTAL CONSUMER DISCRETIONARY		103,949,068
Industrials - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp (a)(c)(d)	62,290	6,560,383
Information Technology - 3.9%
Electronic Equipment, Instruments & Components - 0.4%
Corning Inc	78,000	14,130,480
Semiconductors & Semiconductor Equipment - 1.8%
Cerebras Systems Inc Class A (a)(b)	82,700	19,599,073
Cerebras Systems Inc Class B (e)	4,700	1,113,853
MACOM Technology Solutions Holdings Inc (a)	80,200	29,244,128
		49,957,054
Technology Hardware, Storage & Peripherals - 1.7%
Seagate Technology Holdings PLC	54,900	48,301,020
TOTAL INFORMATION TECHNOLOGY		112,388,554
TOTAL UNITED STATES		2,615,654,348
TOTAL COMMON STOCKS (Cost $1,693,594,238)		2,740,948,813

Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
UNITED STATES - 1.0%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Waymo LLC Series C2 (a)(c)(d)	21,234	3,489,171
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Zipline International Inc Series H (c)(d)	46,300	2,604,837
Information Technology - 0.8%
Communications Equipment - 0.1%
Astranis Space Technologies Corp Series E (c)(d)	127,900	3,015,882
Software - 0.7%
Anthropic PBC Series G (c)(d)	4,100	2,414,941
Anthropic PBC Series H (c)(d)	16,300	9,600,863
Databricks Inc Series L (c)(d)	7,000	1,330,000
OpenAI Group Pbc Series A-2 (c)(d)	4,894	3,365,555
OpenAI Group Pbc Series A-3 (c)(d)	1,146	788,093
OpenAI Group Pbc Series C (c)(d)	1,800	1,237,842
		18,737,294
TOTAL INFORMATION TECHNOLOGY		21,753,176
TOTAL UNITED STATES		27,847,184
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $21,228,004)		27,847,184

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (f)(g) (Cost $137,065,322)	3.67	137,051,617	137,065,322

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $1,851,887,564)	2,905,861,319
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(59,736,648)
NET ASSETS - 100.0%	2,846,124,671

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,407,567 or 1.2% of net assets.

(d)	Level 3 security.
(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $1,113,853 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $79,121,681.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series G	1/27/2026	1,062,459

Anthropic PBC Series H	5/28/2026	9,600,856

Astranis Space Technologies Corp Series E	2/10/2026	2,459,992

Databricks Inc Series L	12/18/2025	1,330,000

OpenAI Group Pbc Series A-2	9/30/2024	919,400

OpenAI Group Pbc Series A-3	8/4/2025	351,900

OpenAI Group Pbc Series C	3/27/2026	1,237,836

Space Exploration Technologies Corp	10/27/2021 - 12/12/2025	2,725,092

Waymo LLC Series C2	10/18/2024	1,660,526

Zipline International Inc Series H	12/3/2025	2,605,035

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Cerebras Systems Inc Class B	11/10/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,693,999	322,531,690	325,225,689	118,479	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	213,922,211	296,280,703	373,137,592	74,401	-	-	137,065,322	137,051,617	0.4%
Total	216,616,210	618,812,393	698,363,281	192,880	-	-	137,065,322

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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